Alliance
Municipal
Trust
- Florida Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

PORTFOLIO OF INVESTMENTS
December 31, 1999 (unaudited)       Alliance Municipal Trust - Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
-----------------------------------------------------------------------
            MUNICIPAL BONDS - 46.8%
            FLORIDA - 46.8%
            Alachua City IDA
            (Sabine Inc. Project)
            Series 95 AMT VRDN
$    1,715  9/01/15 (b).............      5.65%            $  1,715,000
            Alachua County IDA
            (Florida Rock Industries
            Inc.)
            AMT VRDN
     9,000  11/01/22 (b)............      5.50                9,000,000
            Broward County
            Education, Residential
            & Training Authority
            (International Game Fish
            Association Project)
            Series 97 VRDN
     2,900  8/01/04 (b).............      5.45                2,900,000
            Broward County HFA
            MFHR
            (Jacaranda Village
            Apartments)
            Series 97 VRDN
     3,390  9/01/22 (b).............      4.90                3,390,000
            Broward County HFA
            MFHR
            (Margate Investments
            Project) VRDN
     5,900  11/01/05 (b)............      4.90                5,900,000
            Broward County HFA
            MFHR
            (Reflections Apartments)
            Series 99 VRDN
     4,900  12/01/29 (b)............      5.20                4,900,000
            Citrus Park Community
            Development District
            (Capital Improvement)
            Series 96 VRDN
     4,800  11/01/16 (b)............      5.25                4,800,000
            Dade County
            (Resource Recovery
            Facility)
            AMBAC AMT
     1,000  10/01/00................      4.00                1,004,315
            Dade County Aviation
            Series C MBIA
     3,800  10/01/00................      3.73                3,834,776
            Dade County IDA
            (Dolphins Stadium
            Project)
            Series 85C VRDN
     4,600  1/01/16 (b).............      5.35                4,600,000
            Dade County IDA
            (Florida Convalescent
            Association Project)
            Series 86 AMT VRDN
     1,965  12/01/11 (b)............      5.90                1,965,000
            Dade County IDA
            (Florida Light & Power)
            Series 93 VRDN
     2,900  6/01/21 (b).............      4.40                2,900,000
            Dade County School
            District
            MBIA
     5,910  8/01/00.................      3.71                6,015,378
            Florida Division Bond
            Finance Department
            (Environmental
            Preservation 2000)
     3,400  7/01/00.................      3.63                3,414,126
            Florida Gulf Coast
            University
            (Dormitory Systems
            Master Operating)
            Series 99 VRDN
     2,000  8/01/29 (b).............      5.35                2,000,000
            Florida HFA MFHR
            (Ashley Lake ll)
            Series 89J AMT VRDN
    10,000  12/01/11 (b)............      5.40               10,000,000
            Florida HFA MFHR
            (Banyan Bay Apts.)
            Series 95L AMT VRDN
     5,275  12/01/25 (b)............      5.70                5,275,000
            Florida HFA MFHR
            (EEE-Carlton Arms II)
            VRDN
     4,475  12/01/08 (b)............      5.35                4,475,000
            Florida HFA MFHR
            (Huntington Project)
            VRDN
     2,500  12/01/08 (b)............      4.80                2,500,000

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                           Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
-----------------------------------------------------------------------
            Florida HFA MFHR
            (Lakes of Northdale
            Project)
            Series 84D VRDN
$    1,000  6/01/07 (b).............      5.40%            $  1,000,000
            Florida HFA MFHR
            (Oaks at Orange Park
            Project)
            Series 90 VRDN
     3,240  7/01/07 (b).............      5.25                3,240,000
            Florida HFA MFHR
            (Wood Forest Apts.)
            Series 83I VRDN
     4,000  12/01/05 (b)............      5.20                4,000,000
            Florida HFA MFHR
            Series 89E VDRN
     2,670  4/01/26 (b).............      5.40                2,670,000
            Gulf Breeze
            (Florida Municipal
            Bond Fund)
            Series 96A VRDN
     4,485  3/31/21 (b).............      5.20                4,485,000
            Highlands County
            Health Facilities
            Authority
            (Adventist/Sunbelt)
            Series A VRDN
    15,680  11/15/26 (b)............      5.40               15,680,000
            Hillsborough County
            HFA MFHR
            (Brandon Crossing Apts.)
            Series 98A AMT VRDN
     2,700  12/01/29 (b)............      4.95                2,700,000
            Hillsborough County
            IDA
            (Seaboard Tampa)
            AMT VRDN
     5,500  12/01/16 (b)............      5.50                5,500,000
            Hillsborough County
            PCR
            (Tampa Electric Project)
            Series 93 AMT VRDN
    10,700  11/01/20 (b)............      5.00               10,700,000
            Jacksonville Economic
            Development Community
            (Bolles School Project)
            Series 99A VRDN
     2,985  7/01/14 (b).............      5.00                2,985,000
            Jacksonville IDA
            (Pavilion Associates
            Project)
            Series 96 VRDN
       800  1/01/15 (b).............      4.90%                 800,000
            Jacksonville IDA
            (University of Florida
            Health Science Center)
            Series 89 VRDN
       900  7/01/19 (b).............      5.00                  900,000
            Lee County IDA
            (Cypress Cove
            Healthpark)
            Series 97C VRDN
     6,900  10/01/04 (b)............      4.80                6,900,000
            Manatee County HFA
            MFHR
            (Harbour Project)
            Series 90B VRDN
     1,800  12/01/07 (b)............      5.55                1,800,000
            Miami Dade County
            TAN
            (School District)
     4,000  6/28/00.................      3.80                4,003,030
            Miami Dade County
            Educational Facility
            Authority
            (Florida Memorial College)
            Series 98 VRDN
     3,000  10/01/18 (b)............      5.45                3,000,000
            Miami Dade County
            IDA
            (Professional Modification
            Project)
            Series 98 AMT VRDN
     6,000  8/01/18 (b).............      5.10                6,000,000
            Orange County Health
            Facilities
            (Adventist Health Systems)
            Series 92 VRDN
     2,885  11/15/14 (b)............      4.85                2,885,000
            Orange County HFA
            (Homeowner Mortgage
            Revenue)
            Series A-3 AMT
     1,500  6/01/00.................      3.40                1,500,000
            Orange County HFA
            MFHR
            (Sundown Assoc. II)
            Series B VRDN
     1,000  6/01/04 (b).............      4.85                1,000,000

                                                      Alliance Municipal Trust -
                                                               Florida Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                   Yield                Value
-----------------------------------------------------------------------
            Palm Beach
            (Jet Aviation Project)
            Series 99 AMT VRDN
$    8,500  11/01/14 (b)............      5.60%            $  8,500,000
            Palm Beach HFA
            MFHR
            (Cotton Bay Apts.)
            Series 88D VRDN
     9,350  11/01/07 (b)............      4.75                9,350,000
            Palm Beach IDA
            (Boca Raton Community
            Day School)
            Series 99 VRDN
     5,000  9/01/20 (b).............      5.50                5,000,000
            Palm Beach IDA
            (Florida Convalescent
            Center Project)
            AMT VRDN
     2,400  11/01/11 (b)............      5.90                2,400,000
            Pinellas County Health
            Facilities
            (Mease Manor Inc.)
            Series 95 VRDN
     3,875  11/01/15 (b)............      5.00                3,875,000
            Pinellas County Health
            Facilities
            (St. Marks Village
            Project)
            VRDN
     5,005  3/01/17 (b).............      5.65                5,005,000
            Polk County IDA
            (Farmland Hydro LP)
            Series 99 AMT VRDN
    15,000  2/01/29 (b).............      5.30               15,000,000
            St. Lucie County PCR
            (Florida Power & Light)
            Series 93 AMT VRDN
     7,700  1/01/27 (b).............      5.00                7,700,000
            West Orange County
            (Healthcare District)
            Series 99B VRDN
     3,000  2/01/22 (b).............      5.40                3,000,000
                                                           ------------
            Total Municipal Bonds
            (amortized cost
            $222,166,625)...........                        222,166,625
                                                           ------------
            COMMERCIAL PAPER - 6.1%
            FLORIDA - 6.1%
            City of Jacksonville
     2,900  3/07/00.................      3.60                2,900,000
            Florida Local
            Government Finance
            Commission
            (Assoc. of Counties)
            Series A
     3,000  1/27/00.................      3.70                3,000,000
            Florida Local
            Government Finance
            Commission
            (Assoc. of Counties)
            Series B
     2,000  3/01/00.................      3.65                2,000,000
            Indian River Hospital
            District
            Series 90
     4,000  1/14/00.................      3.75                4,000,000
            Jacksonville Electric
            Authority
            Series C
     6,000  1/07/00.................      3.80                6,000,000
     3,000  1/10/00.................      3.85                3,000,000
            Orlando Utilities
            Commission
     4,000  1/25/00.................      3.80                4,000,000
            Orlando Utilities
            Commission
     3,000  1/26/00.................      3.80                3,000,000
            Sarasota Public
            Hospital District
            (Sarasota Memorial)
     1,000  3/10/00.................      3.65                1,000,000
                                                           ------------
            Total Commercial Paper
            (amortized cost
            $28,900,000)............                         28,900,000
                                                           ------------

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                           Florida Portfolio
================================================================================

                                                              Value
-----------------------------------------------------------------------
            TOTAL INVESTMENTS - 52.9%
            (amortized cost
            $251,066,625)...........                       $251,066,625
            Other assets less
            liabilities - 47.1%.....                        223,255,616
                                                           ------------

            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            474,322,345 shares
            outstanding)............                       $474,322,241
                                                           ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Municipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      MBIA  - Municipal Bond Assurance Corporation
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      TAN   - Tax Anticipation Note

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)       Alliance Municipal Trust - Florida Portfolio
================================================================================

ASSETS
   Investments in securities, at value (cost $251,066,625) ...    $ 251,066,625
   Cash ......................................................      221,951,461
   Interest receivable .......................................        1,356,814
   Receivable for investments sold ...........................          185,000
   Receivable for capital stock sold .........................           34,985
   Deferred organization expense .............................            2,426
                                                                  -------------
   Total assets ..............................................      474,597,311
                                                                  -------------

LIABILITIES
   Advisory fee payable ......................................          118,396
   Distribution fee payable ..................................           53,613
   Dividends Payable .........................................           42,053
   Payable for capital stock redeemed ........................           28,014
   Accrued expenses ..........................................           32,994
                                                                  -------------
   Total liabilities .........................................          275,070
                                                                  -------------
NET ASSETS ...................................................    $ 474,322,241
                                                                  =============

COMPOSITION OF NET ASSETS
   Capital shares ............................................    $ 474,322,345
   Accumulated net realized loss on investment transactions ..             (104)
                                                                  -------------
                                                                  $ 474,322,241
                                                                  =============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 1999 (unaudited)                 Florida Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                   $ 3,021,868
EXPENSES
   Advisory fee (Note B) ........................................   $   438,204
   Distribution assistance and administrative service (Note C) ..       380,383
   Custodian fees ...............................................        34,539
   Transfer agency (Note B) .....................................        29,059
   Printing .....................................................        11,204
   Registration fees ............................................         9,847
   Audit and legal fees .........................................         4,988
   Amortization of organization expense .........................         2,232
   Trustees' fees ...............................................         1,271
   Miscellaneous ................................................         4,092
                                                                    -----------
   Total expenses ...............................................       915,819
   Less: expense reimbursement ..................................       (39,411)
                                                                    -----------
   Net expenses .................................................                       876,408
                                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                   $ 2,145,460
                                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                               Six Months Ended
                                               December 31, 1999    Year Ended
                                                  (unaudited)      June 30, 1999
                                               -----------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................   $   2,145,460    $   3,408,327
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .....................      (2,145,460)      (3,408,327)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .....................     337,405,995       23,821,250
                                                 -------------    -------------
   Total increase ............................     337,405,995       23,821,250
NET ASSETS
   Beginning of year .........................     136,916,246      113,094,996
                                                 -------------    -------------
   End of period .............................   $ 474,322,241    $ 136,916,246
                                                 =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)       Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio (the "Portfolio") and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Organization Expenses

The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $39,411.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $14,812 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $332 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                         Alliance Municipal Trust - Florida Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $219,102. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $161,281, of which $46,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carry forward of $104 which expires in the year 2005.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $474,322,345. Transactions, all at $1.00 per share, were as follows:

                                                Six Months Ended    Year Ended
                                                December 31, 1999    June 30,
                                                   (unaudited)         1999
                                                -----------------  -----------
Shares sold ....................................   594,843,380     594,919,692
Shares issued on reinvestments of dividends ....     2,145,460       3,408,327
Shares redeemed ................................  (259,582,845)   (574,506,769)
                                                  ------------    ------------
Net increase ...................................   337,405,995      23,821,250
                                                  ============    ============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - Florida Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                          Six Months
                                                             Ended                                                July 28, 1995(a)
                                                          December 31,               Year Ended June 30,               through
                                                             1999            ------------------------------------      June 30,
                                                          (unaudited)          1999          1998          1997          1996
                                                          ------------       --------      --------      -------- ----------------
Net asset value, beginning of period .................      $   1.00         $   1.00      $   1.00      $   1.00      $   1.00
                                                            --------         --------      --------      --------      --------
Income From Investment Operations
Net investment income (b) ............................          .012             .024          .028          .030          .030
                                                            --------         --------      --------      --------      --------
Less: Dividends
Dividends from net investment income .................         (.012)           (.024)        (.028)        (.030)        (.030)
                                                            --------         --------      --------      --------      --------
Net asset value, end of period ....................      $   1.00         $   1.00      $   1.00      $   1.00      $   1.00
                                                            ========         ========      ========      ========      ========
Total Return
Total investment return based on net asset value (c) .          1.25%            2.41%         2.87%         3.03%         3.07%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ............      $474,322         $136,916      $113,095      $ 89,149      $ 91,179
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements .......          1.00%(d)         1.00%          .93%          .65%          .58%(d)
   Expenses, before waivers and reimbursements .......          1.08%(d)         1.08%         1.06%         1.10%         1.24%(d)
   Net investment income (b) .........................          2.52%(d)         2.36%         2.82%         2.97%         3.12%(d)

--------------------------------------------------------------------------------
(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(d)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT    Alliance Municipal Trust - Florida Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                    Alliance Municipal Trust - Florida Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)   Members of the Audit Committee.

Alliance Municipal Trust - Florida Portfolio                     ---------------
1345 Avenue of the Americas, New York, NY 10105                      BULK RATE
Toll free 1 (800) 221-5672                                         U.S. POSTAGE
                                                                       PAID
Yields. For current recorded yield information on Alliance         New York, NY
Municipal Trust, call on a touch-tone telephone toll-free        Permit No. 7131
(800) 251-0539 and press the following sequence of keys:         ---------------

--- --- --- --- --- --- ---
 1   #   1   #   6   6   #
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For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTFLSR1299